Short-Term Debt - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short term borrowings outstanding		$ 214,500,000		$ 214,500,000
Maximum current borrowing usage		$ 348,000,000
Southwest Gas Credit Facility [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	$ 400,000,000
Credit facility expiration date				Mar. 01, 2022
Line of credit designated for working capital purposes	250,000,000
Southwest Gas Credit Facility [Member] | Alternative Base Rate [Member]
Short-term Debt [Line Items]
Applicable margin				0.00%
Southwest Gas Credit Facility [Member] | LIBOR [Member]
Short-term Debt [Line Items]
Applicable margin				1.00%
Short-term Debt [Member] | Southwest Gas Credit Facility [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	$ 100,000,000
Credit facility expiration date	Mar. 31, 2022
Effective interest rate		3.20%		3.20%
Borrowings outstanding under facility		$ 191,000,000		$ 191,000,000	$ 0
Short-term Debt [Member] | Southwest Gas Credit Facility [Member] | Credit Facility [Member]
Short-term Debt [Line Items]
Short term borrowings outstanding		$ 23,500,000		$ 23,500,000
Maximum current borrowing usage			$ 28,500,000
Short-term Debt [Member] | Southwest Gas Credit Facility [Member] | Alternative Base Rate [Member]
Short-term Debt [Line Items]
Applicable margin				0.125%
Short-term Debt [Member] | Southwest Gas Credit Facility [Member] | LIBOR [Member]
Short-term Debt [Line Items]
Applicable margin				1.125%